UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

February 28, 2017 to March 27, 2017

Commission File Number of issuing entity: 333-179292-04

Central Index Key Number of issuing entity: 0001558904

Sequoia Mortgage Trust 2012-5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-179292

Central Index Key Number of depositor: 0001176320

Sequoia Residential Funding, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001530239

RWT Holdings, Inc.

(Exact name of sponsor as specified in its charter)

Matthew J. Tomiak

(415) 389-7373

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3887011

38-3887012

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒

A-IO	☐	☐	☒

B-1	☐	☐	☒

B-2	☐	☐	☒

B-3	☐	☐	☒

B-4	☐	☐	☒

B-5	☐	☐	☒

LT-R	☐	☐	☒

R	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 2, 2017, a revision was made to the monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-5, relating to the March 27, 2017 distribution (the “Report”). The Delinquency Information schedule on page 9 of the Report was revised to reflect that a loan with a delinquent balance of $528,906.69, which was reported as 150-179 days delinquent, is now reported as 150-179 days in foreclosure as of the Determination Date of March 16, 2017.

The revised distribution report is attached as Exhibit 99.1 to this Form 10-D/A. Please see Item 10, Exhibit 99.1 for the related information.

No other changes have been made to the Form 10-D filed April 7, 2017 other than the change described above. This Form 10-D/A does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update in any way other disclosures made in the original Form 10-D.

PART II – OTHER INFORMATION

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1): Amended monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-5, relating to the March 27, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D/A are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Sequoia Residential Funding, Inc.

(Depositor)

/s/ Matthew Tomiak
Matthew Tomiak, Vice President

Date: June 19, 2017

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Amended monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-5, relating to the March 27, 2017 distribution.